Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2035 Fund	May 30, 2024
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.31%
Past 5 years	9.71%
Since Inception	7.41%	[1]
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.55%
Past 5 years	8.37%
Since Inception	6.36%	[1]
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.49%
Past 5 years	7.38%
Since Inception	5.66%	[1]
Fidelity Freedom Index 2035 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.33%
Since Inception	8.53%	[2]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.11%
F1906
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Since Inception	7.51%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .